SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2011
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE II –
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF OPERATIONS

	Year Ended December 31,
($ in millions)	2011	2010	2009
Revenues
Investment income, less investment expense	$16	$14	$10
Realized capital gains and losses	28	(1)	1
Other income	9	11	21

	53	24	32
Expenses
Interest expense	365	365	389
Other operating expenses	63	22	18

	428	387	407

Loss from operations before income tax benefit and equity in net income of subsidiaries	(375)	(363)	(375)
Income tax benefit	(135)	(135)	(144)

Loss before equity in net income of subsidiaries	(240)	(228)	(231)
Equity in net income of subsidiaries	1,027	1,139	1,119

Net income	787	911	888

Other comprehensive income , after-tax
Changes in:
Unrealized net capital gains and losses	452	1,911	3,424
Unrealized foreign currency translation adjustments	(12)	23	40
Unrecognized pension and other postretirement benefit cost	(239)	94	(214)

Other comprehensive income, after-tax	201	2,028	3,250

Comprehensive income	$988	$2,939	$4,138

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE II (CONTINUED) –
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2011	2010
Assets
Investments in subsidiaries	$24,660	$22,407
Fixed income securities, at fair value (amortized cost $446 and $809)	455	824
Short-term investments, at fair value (amortized cost $148 and $1,428)	148	1,428
Cash	5	—
Receivable from subsidiaries	264	269
Other assets	595	335

Total assets	$26,127	$25,263

Liabilities
Long-term debt	$5,850	$5,850
Pension and other postretirement benefit obligations	1,571	376
Deferred compensation	219	232
Dividends payable to shareholders	109	109
Other liabilities	80	79

Total liabilities	7,829	6,646

Shareholders' equity
Preferred stock, $1 par value, 25 million shares authorized, none issued	—	—
Common stock, $.01 par value, 2.0 billion shares authorized and 900 million issued, 501 million and 533 million shares outstanding	9	9
Additional capital paid-in	3,189	3,176
Retained income	31,909	31,558
Deferred ESOP expense	(43)	(44)
Treasury stock, at cost (399 million and 367 million shares)	(16,795)	(15,910)
Accumulated other comprehensive income:
Unrealized net capital gains and losses	1,400	948
Unrealized foreign currency translation adjustments	56	68
Unrealized pension and other postretirement benefit cost	(1,427)	(1,188)

Total accumulated other comprehensive loss	29	(172)

Total shareholders' equity	18,298	18,617

Total liabilities and equity	$26,127	$25,263

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE II (CONTINUED) –
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF CASH FLOWS

	Year Ended December 31,
($ in millions)	2011	2010	2009
Cash flows from operating activities
Net income	$787	$911	$888
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(1,027)	(1,139)	(1,119)
Dividends received from subsidiaries	878	1,384	262
Realized capital gains and losses	(28)	1	—
Other operating assets and liabilities	77	102	133

Net cash provided by operating activities	687	1,259	164

Cash flows from investing activities
Proceeds from sales and collections of investments	1,045	217	75
Investment purchases	(653)	(219)	(858)
Capital contributions to subsidiaries	—	—	(267)
Return of investment	27	—	25
Change in short-term investments, net	1,282	(696)	1,159
Acquisition of subsidiary, net	(1,009)	—	—

Net cash provided by (used in) investing activities	692	(698)	134

Cash flows from financing activities
Repayment of long-term debt	—	—	(750)
Proceeds from issuance of long-term debt	—	—	1,000
Dividends paid to shareholders	(435)	(430)	(542)
Treasury stock purchases	(953)	(152)	(4)
Shares reissued under equity incentive plans, net	19	28	3
Excess tax benefits on share-based payment arrangements	(5)	(7)	(5)

Net cash used in financing activities	(1,374)	(561)	(298)

Net increase in cash	5	—	—
Cash at beginning of year	—	—	—

Cash at end of year	$5	$—	$—

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE II (CONTINUED) –
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
NOTES TO CONDENSED FINANCIAL INFORMATION

1.     General

       The financial statements of the Registrant should be read in conjunction with the consolidated financial statements and notes thereto included in Item 8. The long-term debt presented in Note 12 "Capital Structure" are direct obligations of the Registrant, with the exception of the following obligations as of December 31:

($ in millions)	2011	2010
Long-term:
Federal Home Loan Bank ("FHLB") advances, due 2018	$14	$16
Synthetic lease VIE obligations, floating rates, due 2014	44	42

       A majority of the pension and other postretirement benefits plans presented in Note 17 "Benefit Plans" are direct obligations of the Registrant. Effective November 30, 2011, the Registrant became the sponsor of a majority of the pension benefit plans presented in Note 17. Prior to November 30, 2011, a subsidiary of the Registrant was the sponsor of these plans.

2.     Supplemental Disclosures of Non-Cash Investing Activity and Cash Flow Information

       The Registrant's assumption of the obligations associated with the pension benefit plans previously sponsored by a subsidiary of the Registrant resulted in a non-cash decrease in the Registrant's investment in subsidiaries of $713 million, after-tax in 2011.

       The Registrant paid $360 million, $360 million and $380 million of interest on debt in 2011, 2010 and 2009, respectively.